Investments (Equity Method Investments) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2006 Spectrum Co, LLC [Member]	Dec. 31, 2012 Spectrum Co, LLC [Member]	Dec. 31, 2012 Ae Television Networks LLC [Member]	Aug. 22, 2012 Ae Television Networks LLC [Member]	Dec. 31, 2012 Msnbccom [Member]	Jul. 13, 2012 Msnbccom [Member]	Nov. 01, 2006 Spectrum Co, LLC [Member]
Equity method investment ownership percentage							15.80%
Pretax Gain (Loss) on Sale or Disposal						$ 1,000,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds						3,000,000,000
Remaining equity interest acquired									50.00%
Number of wireless spectrum licenses				137
Cash paid by equity method investment for intangible assets										2,400,000,000
Total cost to purchase the licenses				1,300,000,000
Sale of spectrum licenses					3,600,000,000
Gain on sale of wireless licenses					876,000,000
Return of capital from investees	2,362,000,000	37,000,000	190,000,000		2,300,000,000
Income tax expense on gain on sale of equity method investment						196,000,000
Income loss attributable to noncontrolling interests	1,662,000,000	997,000,000	33,000,000			495,000,000
Cash paid to acquire entity, net								195,000,000
Cash acquired by the acquiror								$ 100,000,000